Schedule of Investments (unaudited) May 31, 2019	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Bill 2.02%, 06/27/19 (a)(b)	$889,995	$888,668,907
2.05%, 06/25/19 (a)	29,594	29,552,600
2.22%, 08/01/19 (a)	5,317,750	5,297,768,235
2.23%, 08/08/19 (a)	94,270	93,873,791
2.28%, 02/27/20 (a)	46,460	45,683,925
2.30%, 09/26/19 (a)	136,205	135,201,552
U.S. Treasury Note/Bond
0.75%, 07/15/19 (b)	420,174	419,353,909
0.75%, 08/15/19	1,501	1,495,863
0.88%, 06/15/19 (b)	59,744	59,713,597
0.88%, 07/31/19 (b)	137,628	137,282,654
0.88%, 09/15/19	150,682	150,046,310
1.00%, 06/30/19	11,452	11,439,805
1.00%, 08/31/19 (b)	236,498	235,657,323
1.00%, 10/15/19	318,602	317,008,990
1.00%, 11/15/19 (b)	266,342	264,729,382
1.00%, 11/30/19	557,350	553,561,759
1.13%, 12/31/19 (b)	85,348	84,741,229
1.13%, 03/31/20	48,366	47,905,012
1.13%, 04/30/20	2,606	2,579,431
1.25%, 06/30/19 (b)	193,418	193,247,664
1.25%, 08/31/19	559,686	558,046,293
1.25%, 10/31/19 (b)	154,024	153,320,063
1.25%, 01/31/20	54,528	54,140,340
1.25%, 02/29/20	15,692	15,566,954
1.38%, 07/31/19 (b)	297,517	297,005,896
1.38%, 09/30/19	117,886	117,508,397
1.38%, 12/15/19 (b)	166,268	165,404,186
1.38%, 01/15/20	510,643	507,650,949
1.38%, 01/31/20	48,632	48,331,849
1.38%, 02/15/20	42,952	42,665,094
1.38%, 02/29/20	194,115	192,742,547
1.38%, 03/31/20	293,181	290,982,142
1.38%, 04/30/20	706,123	700,358,169
1.38%, 05/31/20	804,587	797,735,443
1.50%, 10/31/19 (b)	559,637	557,625,805
1.50%, 11/30/19	61,615	61,350,248
1.50%, 04/15/20	11,776	11,696,420

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.50%, 05/15/20	$125,522	$124,634,521
1.50%, 05/31/20	595,532	591,251,614
1.63%, 06/30/19 (b)	371,377	371,152,562
1.63%, 07/31/19 (b)	851,235	850,109,480
1.63%, 08/31/19	648,614	647,245,926
1.63%, 12/31/19	435,051	433,249,619
1.63%, 03/15/20	224,020	222,856,147
1.75%, 09/30/19	614,338	613,042,128
1.75%, 11/30/19	2,082	2,075,575
2.00%, 01/31/20	77,212	77,043,099
2.25%, 02/29/20	49,024	48,991,445
2.38%, 04/30/20	33,530	33,556,195
2.50%, 05/31/20	35,000	35,084,766
3.38%, 11/15/19	432,390	434,231,034
3.50%, 05/15/20	716,514	724,770,706
3.63%, 08/15/19 (b)	777,368	779,159,569
3.63%, 02/15/20	775,548	782,273,459
8.13%, 08/15/19	99,106	100,222,788
8.75%, 08/15/20	2,402	2,588,530

Total U.S. Government Obligations — 99.5% (Cost: $20,403,104,222)		20,415,181,896

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)(e)	4,688,772	4,688,771,596

Total Money Market Funds — 22.9% (Cost: $4,688,771,596)		4,688,771,596

Total Investments in Securities — 122.4% (Cost: $25,091,875,818)		25,103,953,492

Other Assets, Less Liabilities — (22.4)%		(4,591,113,710)

Net Assets — 100.0%		$20,512,839,782

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,859,949	2,828,823	4,688,772	$4,688,771,596	$1,499,051	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Short Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$20,415,181,896	$—	$20,415,181,896
Money Market Funds	4,688,771,596	—	—	4,688,771,596

	$4,688,771,596	$20,415,181,896	$—	$25,103,953,492

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